INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
INVESTMENTS
Schedule of net investment income

NET INVESTMENT INCOME

(in thousands)	2012	2011	2010
Interest on fixed income securities	$50,646	$58,294	$62,806
Dividends on equity securities	12,848	9,957	8,192
Interest on cash and short-term investments	15	47	170
Gross investment income	63,509	68,298	71,168
Less investment expenses	(4,678)	(4,617)	(4,369)
Net investment income	$58,831	$63,681	$66,799

Schedule of pretax net realized investment gains (losses) and net changes in unrealized gains (losses) on investments

REALIZED/UNREALIZED GAINS

(in thousands)	2012	2011	2010
Net realized investment gains (losses):
Fixed income
Available-for-sale	$12,965	$10,892	$15,590
Held-to-maturity	247	201	120
Trading	—	—	28
Equity securities	16,245	6,129	7,443
Equity securities OTTI	(1,156)	(257)	—
Other	(2,929)	71	62
Total	$25,372	$17,036	$23,243
Net changes in unrealized gains (losses) on investments:
Fixed income:
Available-for-sale	$23,643	$22,393	$4,879
Equity securities	16,212	10,462	23,816
Total	$39,855	$32,855	$28,695
Net realized investment gains (losses) and changes in unrealized gains (losses) on investments	$65,227	$49,891	$51,938

Schedule of disposition of fixed maturities and equities

SALES

				Net
	Proceeds	Gross Realized		Realized
(in thousands)	From Sales	Gains	Losses	Gain (Loss)
2012
Available-for-sale	$181,338	$11,208	$(43)	$11,165
Held-to-maturity	—	—	—	—
Trading	—	—	—	—
Equities	78,315	19,755	(3,510)	16,245
2011
Available-for-sale	$383,664	$11,333	$(487)	$10,846
Held-to-maturity	—	—	—	—
Trading	—	—	—	—
Equities	40,092	8,483	(2,354)	6,129
2010
Available-for-sale	$323,887	$15,017	$(59)	$14,958
Held-to-maturity	—	—	—	—
Trading	1,006	28	—	28
Equities	35,559	8,525	(1,082)	7,443

CALLS/MATURITIES

				Net
		Gross Realized		Realized
(in thousands)	Proceeds	Gains	Losses	Gain (Loss)
2012
Available-for-sale	$248,134	$1,806	$(6)	$1,800
Held-to-maturity	273,816	247	—	247
Trading	—	—	—	—
2011
Available-for-sale	$261,654	$63	$(17)	$46
Held-to-maturity	258,493	201	—	201
Trading	6	—	—	—
2010
Available-for-sale	$382,456	$636	$(4)	$632
Held-to-maturity	249,927	120	—	120
Trading	3	—	—	—

Schedule of assets measured at fair value on recurring basis

Assets measured at fair value on a recurring basis as of December 31, 2012, are summarized below:

	Quoted in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
(in thousands)	(Level 1)	(Level 2)	(Level 3)	Total
Trading securities:
Corporate	$—	$—	$—	$—
Mortgage-backed	—	7	—	7
ABS/CMO*	—	—	—	—
U.S. government	—	—	—	—
Total trading securities	$—	$7	$—	$7
Available-for-sale securities:
U.S. agency	$—	$11,759	$—	$11,759
Corporate	—	580,708	—	580,708
Mortgage-backed	—	250,387	—	250,387
ABS/CMO*	—	77,329	—	77,329
Non-U.S. govt. & agency	—	9,367	—	9,367
U.S. government	—	16,713	—	16,713
Municipal	—	432,319	—	432,319
Equity	375,788	—	—	375,788
Total available-for-sale securities	$375,788	$1,378,582	$—	$1,754,370
Total	$375,788	$1,378,589	$—	$1,754,377

*Asset-backed & collateralized mortgage obligations

Assets measured at fair value on a recurring basis as of December 31, 2011, are summarized below:

	Quoted in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
(in thousands)	(Level 1)	(Level 2)	(Level 3)	Total
Trading securities:
Corporate	$—	$—	$—	$—
Mortgage-backed	—	7	—	7
ABS/CMO*	—	—	—	—
U.S. government	—	—	—	—
Total trading securities	$—	$7	$—	$7
Available-for-sale securities:
U.S. agency	$—	$113,819	$—	$113,819
Corporate	—	467,100	—	467,100
Mortgage-backed	—	248,986	—	248,986
ABS/CMO*	—	56,953	—	56,953
Non-U.S. govt. & agency	—	6,697	—	6,697
U.S. government	—	16,172	—	16,172
Municipal	—	236,590	—	236,590
Equity	388,689	—	—	388,689
Total available-for-sale securities	$388,689	$1,146,317	$—	$1,535,006
Total	$388,689	$1,146,324	$—	$1,535,013

*Asset-backed & collateralized mortgage obligations

Schedule of amortized costs and estimated fair values of investments in fixed income and equity securities

2012	Amortized		Gross Unrealized
(in thousands)	Cost	Fair Value	Gains	Losses
Available-for-sale:
U.S. government	$16,358	$16,713	$355	$—
U.S. agency	11,609	11,759	150	—
Non-U.S. govt. & agency	8,410	9,367	957	—
Mtge/ABS/CMO*	307,310	327,716	20,406	—
Corporate	535,437	580,708	45,497	(226)
Municipal	415,226	432,319	17,250	(157)
Fixed maturities	$1,294,350	$1,378,582	$84,615	$(383)
Equity securities	240,287	375,788	136,376	(875)
Total available-for-sale	$1,534,637	$1,754,370	$220,991	$(1,258)
Held-to-maturity:
U.S. agency	$10,076	$10,150	$74	$—
Corporate	—	—	—	—
Municipal	1,652	1,718	66	—
Total held-to-maturity	$11,728	$11,868	$140	$—
Trading**:
U.S. government	$—	$—	$—	$—
U.S. agency	—	—	—	—
Mtge/ABS/CMO*	6	7	—	—
Corporate	—	—	—	—
Municipal	—	—	—	—
Total trading	$6	$7	$—	$—
Total	$1,546,371	$1,766,245	$221,131	$(1,258)

*Mortgage-backed, asset-backed & collateralized mortgage obligations

**Trading securities are carried at fair value with unrealized gains (losses) included in earnings.

2011	Amortized		Gross Unrealized
(in thousands)	Cost	Fair Value	Gains	Losses
Available-for-sale:
U.S. government	$15,721	$16,172	$459	$(8)
U.S. agency	112,975	113,819	844	—
Non-U.S. govt. & agency	6,403	6,697	294	—
Mtge/ABS/CMO*	287,459	305,939	18,480	—
Corporate	439,079	467,100	31,640	(3,619)
Municipal	224,091	236,590	12,517	(18)
Fixed maturities	$1,085,728	$1,146,317	$64,234	$(3,645)
Equity securities	269,400	388,689	121,833	(2,544)
Total available-for-sale	$1,355,128	$1,535,006	$186,067	$(6,189)
Held-to-maturity:
U.S. agency	$243,571	$244,656	$1,085	$—
Corporate	15,000	14,536	—	(464)
Municipal	1,655	1,789	134	—
Total held-to-maturity	$260,226	$260,981	$1,219	$(464)
Trading**:
U.S. government	$—	$—	$—	$—
U.S. agency	—	—	—	—
Mtge/ABS/CMO*	7	7	—	—
Corporate	—	—	—	—
Municipal	—	—	—	—
Total trading	$7	$7	$—	$—
Total	$1,615,361	$1,795,994	$187,286	$(6,653)

*Mortgage-backed, asset-backed & collateralized mortgage obligations

**Trading securities are carried at fair value with unrealized gains (losses) included in earnings.

Schedule of contractual maturity of securities

(in thousands)	Amortized Cost	Fair Value
Available-for-sale:
Due in one year or less	$19,901	$19,896
Due after one year through five years	123,942	131,681
Due after five years through 10 years	659,318	707,490
Due after 10 years	183,879	191,799
Mtge/ABS/CMO*	307,310	327,716
Total available-for-sale	$1,294,350	$1,378,582
Held-to-maturity:
Due in one year or less	$2,996	$3,023
Due after one year through five years	651	718
Due after five years through 10 years	—	—
Due after 10 years	8,081	8,127
Total held-to-maturity	$11,728	$11,868
Trading:
Due in one year or less	$—	$—
Due after one year through five years	—	—
Due after five years through 10 years	—	—
Due after 10 years	—	—
Mtge/ABS/CMO*	6	7
Total trading	$6	$7
Total fixed income:
Due in one year or less	$.22,897	$.22,919
Due after one year through five years	124,593	132,399
Due after five years through 10 years	659,318	707,490
Due after 10 years	191,960	199,926
Mtge/ABS/CMO*	307,316	327,723
Grand total	$1,306,084	$1,390,457

*Mortgage-backed, asset-backed & collateralized mortgage obligations

Schedule of securities in an unrealized loss position segregated by type and length of time in an unrealized loss position

December 31, 2012		12 Mos.
(in thousands)	<12 Mos.	& Greater	Total
U.S. Government:
Fair value	$749	$—	$749
Cost or amortized cost	749	—	749
Unrealized loss	$—	$—	$—
U.S. Agency:
Fair value	$—	$—	$—
Cost or amortized cost	—	—	—
Unrealized loss	$—	$—	$—
Mortgage Backed:
Fair value	$—	$—	$—
Cost or amortized cost	—	—	—
Unrealized loss	$—	$—	$—
ABS/CMO*:
Fair value	$18	$—	$18
Cost or amortized cost	18	—	18
Unrealized loss	$—	$—	$—
Corporate:
Fair value	$35,969	$960	$36,929
Cost or amortized cost	36,162	993	37,155
Unrealized loss	$(193)	$(33)	$(226)
Municipal:
Fair value	$35,064	$—	$35,064
Cost or amortized cost	35,221	—	35,221
Unrealized loss	$(157)	$—	$(157)
Subtotal, debt securities:
Fair value	$71,800	$960	$72,760
Cost or amortized cost	72,150	993	73,143
Unrealized loss	$(350)	$(33)	$(383)
Equity securities:
Fair value	$16,207	$—	$16,207
Cost or amortized cost	17,082	—	17,082
Unrealized loss	$(875)	$—	$(875)
Total:
Fair value	$88,007	$960	$88,967
Cost or amortized cost	89,232	993	90,225
Unrealized loss	$(1,225)	$(33)	$(1,258)

*Asset-backed & collateralized mortgage obligations

December 31, 2011		12 Mos.
(in thousands)	<12 Mos.	& Greater	Total
U.S. Government:
Fair value	$5,023	$—	$5,023
Cost or amortized cost	5,031	—	5,031
Unrealized loss	$(8)	$—	$(8)
U.S. Agency:
Fair value	$—	$—	$—
Cost or amortized cost	—	—	—
Unrealized loss	$—	$—	$—
Mortgage Backed:
Fair value	$—	$—	$—
Cost or amortized cost	—	—	—
Unrealized loss	$—	$—	$—
ABS/CMO*:
Fair value	$—	$—	$—
Cost or amortized cost	—	—	—
Unrealized loss	$—	$—	$—
Corporate:
Fair value	$49,464	$28,698	$78,162
Cost or amortized cost	51,894	30,351	82,245
Unrealized loss	$(2,430)	$(1,653)	$(4,083)
Municipal:
Fair value	$—	$1,050	$1,050
Cost or amortized cost	—	1,068	1,068
Unrealized loss	$—	$(18)	$(18)
Subtotal, debt securities:
Fair value	$54,487	$29,748	$84,235
Cost or amortized cost	56,925	31,419	88,344
Unrealized loss	$(2,438)	$(1,671)	$(4,109)
Equity securities:
Fair value	$25,952	$—	$25,952
Cost or amortized cost	28,496	—	28,496
Unrealized loss	$(2,544)	$—	$(2,544)
Total:
Fair value	$80,439	$29,748	$110,187
Cost or amortized cost	85,421	31,419	116,840
Unrealized loss	$(4,982)	$(1,671)	$(6,653)

*Asset-backed & collateralized mortgage obligations